Organization and Description of Business	6 Months Ended
Dec. 31, 2024
Organization and Description of Business [Abstract]
Organization and description of business

Note 1 – Organization and description of business

Color Star Technology Co., Ltd. (the “Company” or “Color Star”) is an entertainment and education company which provides online entertainment performances and online music education services via its wholly-owned subsidiary, Color Star DMCC (“DMCC”).

The Company was founded as an unincorporated business on September 1, 2005, under the name TJS Wood Flooring, Inc., and became a C-corporation in the State of Delaware on February 15, 2007. On April 29, 2008, TJS Wood Flooring, Inc. changed its name to China Advanced Construction Materials Group, Inc. (“CADC Delaware”). On August 1, 2013, CADC Delaware consummated a reincorporation merger with its newly formed wholly-owned subsidiary, China Advanced Construction Materials Group, Inc. (“CADC Nevada”), a Nevada corporation, with CADC Delaware merging into CADC Nevada and CADC Nevada being the surviving company, for the purpose of changing CADC Delaware’s state of incorporation from Delaware to Nevada. On December 27, 2018, CADC Nevada was merged with and into China Advanced Construction Materials Group, Inc. (“CADC Cayman”), a Cayman Islands corporation, whereupon the separate existence of CADC Nevada ceased and CADC Cayman continued as the surviving entity. As a result of the reincorporation, the Company is governed by the laws of the Cayman Islands.

On November 22, 2021, Color China changed its name from “Color China Entertainment Limited” to “Color Sky Entertainment Limited.”

CACM Group NY, Inc.

On August 20, 2018, CACM Group NY, Inc. (“CACM”) was incorporated in the State of New York and is 100% owned by the Company. Prior to September 2023, the Company is using CACM as its headquarters and as a holding company in the United States of America. Starting in September 2023, CACM has begun to provide construction management consulting services.

Color Metaverse Pte. Ltd.

On February 21, 2022, Color Metaverse Pte. Ltd. (“Color Metaverse”), a private company limited by shares, was incorporated in Singapore and is wholly established and owned by the Company. As of the date of this report, Color Metaverse has not commenced operations.

Color Star Technology Ohio Inc.

On August 11, 2022, Color Star Technology Ohio Inc. (“Color Star Ohio”) was incorporated in the State of Ohio and is 100% owned by the Company. As of the date of this report, Color Star Ohio has not commenced operations.

Color Star DMCC

On January 23, 2023, Color Star DMCC (“DMCC”) was incorporated in the United Arab Emirates with share capital of AED 50,000 divided into 50 Shares of AED 1,000 nominal value and is 100% owned by the Company. DMCC was established to carry out the music industry business and its online cultural entertainment platform, Color World after the disposition of Color Sky Entertainment Limited (“Color Sky”) in January 2023.

Model Queen Limited

On August 9, 2023, Model Queen Limited (“Model Queen”) was incorporated in Hong Kong Special Administrative Region and is 100% owned by the Company. As of the date of this report, Model Queen has not commenced operations.

Hainan Yuhai Entertainment Co. Ltd.

On September 14, 2023, Hainan Yuhai Entertainment Co. Ltd. (“Color Star Hainan”) was incorporated in the Hainan Province of the People’s Republic of China (PRC) with registered capital of RMB 5.0 million and is 100% owned by Model Queen. Color Star Hainan was established to carry out the entertainment industry business in PRC. As of the date of this report, Color Star Hainan has not commenced operations.